Commitments (Details) - USD ($)				3 Months Ended	6 Months Ended
	Nov. 17, 2020	Oct. 26, 2020	Oct. 22, 2020	Mar. 31, 2021	Dec. 31, 2020
Commitments (Details) [Line Items]
Unit price per unit					$ 10.00
Gross proceeds from issuance	$ 20,000,000				$ 20,000,000
Underwriting discount				$ 450,000
Business combination description				The Company will pay I-Bankers Securities, Inc. a cash fee for such services upon the consummation of a Business Combination in an amount equal to 4.5% of the gross proceeds of Public Offering (exclusive of any applicable finders’ fees which might become payable).
Business combination charges incurred percentage				60.00%	88.30%
Additional amount equal percentage				120.00%
Deferred legal fee amount				$ 251,189
Offering price per share (in Dollars per share)					$ 10.00
Gross proceeds from overallotment (in Dollars)					$ 20,000,000
Underwriting discount (in Dollars)				$ 450,000	$ 450,000
Underwriting Agreement [Member]
Commitments (Details) [Line Items]
Total Overallotment, (in units)				2,250,000
Total overallotment, in Units					2,250,000
Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Additional number of shares purchased	500,000	1,500,000
Unit price per unit				$ 10.00	$ 10.00
Gross proceeds from issuance	$ 5,000,000	$ 15,000,000
Total overallotment, in Units				2,250,000	2,250,000
IPO [Member]
Commitments (Details) [Line Items]
Additional number of shares purchased	500,000
Unit price per unit			$ 10.00
Gross proceeds from issuance			$ 150,000,000
Total overallotment, in Units			15,000,000
Business Combination Marketing Agreement [Member] | IPO [Member]
Commitments (Details) [Line Items]
Percentage of gross proceeds of IPO	4.50%				4.50%